Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)
Accounts Receivable, Net [Abstract]
Beginning balance	$ 1,056,641	$ 1,358,735		$ 2,763,689
Less: allowance for credit loss	(614,658)	(790,389)	$ (364,702)	(468,971)	$ (445,516)
Ending balance	$ 441,983	$ 568,346		$ 2,294,718